Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Other income (expenses) [Abstract]
Other Income (Expenses)
Other income (expenses) as of December 31, 2024, 2023 and 2022, are summarized as follows:

	2024	2023	2022
Movement of provisions	$37,444	$44,527	$61,170
Tax recovery, net of expenses incurred in the recovery	20,149	(3,034)	-
Cancellation of leases in the warehousing business	14,307	20,227	-
Gain from the sale of subsidiaries	-	3,676	-
Result in the sale of fixed assets	10,042	-	-
Other, net	(2,112)	391	(2,393)
Impairment of materials and supplies	(23,531)	-	-
Expenses related to the cancellation of the corporate building lease	-	-	(11,351)
Loss from sale of property and equipment, net (see Note 9)	-	-	(57,804)
	$56,299	$65,787	$(10,378)